Business Combinations Under Common Control	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS UNDER COMMON CONTROL
Business Combinations Under Common Control

5.    BUSINESS COMBINATIONS UNDER COMMON CONTROL.

Corporate Reorganization Project

Considering the high priority given to renewable energies in the Group's strategy, and for the purpose of consolidating a vehicle to maximize this strategy, on August 25, 2017, Enel Chile submitted a proposal to the consideration of Enel S.p.A. for a corporate reorganization (hereinafter “the Reorganization of Renewable Assets”), which consisted of integrating the renewable energy assets in Chile held by Enel Green Power Latin America S.A. (“EGPL”) along with Enel Chile, which was also the controller of conventional energy generation assets belonging to Enel Generación Chile S.A. (“Enel Generación Chile”) and electricity distribution assets belonging to Enel Distribución Chile S.A.

Enel Chile and Enel Generación Chile are entities registered with the Financial Market Commission and have American Depository Receipts (“ADS”) traded in the New York Stock Exchange, therefore they are also subject to regulation by the U.S. Securities and Exchange Commission.

EGPL was an indirect subsidiary of Enel S.p.A., controlled through Enel Green Power S.p.A. (“EGP”).

The proposed reorganization involved the following phases, each of which was conditioned upon the implementation of the other, as described below:

i)	Tender Offer for the acquisition of the shares (“OPA”)

Enel Chile conducted a tender offer for the acquisition of the shares, aimed at acquiring all shares issued by the subsidiary Enel Generación Chile, which were owned by the latter’s minority shareholders (equivalent to approximately 40% of paid-in capital), in cash at a price of Ch$590 per share with the condition that the shareholders of Enel Generación Chile use Ch$236 to subscribe Enel Chile shares, and the ADS would be priced at Ch$17,700,  also payable in cash and subject to Ch$7,080 being used to subscribe Enel Chile ADS, at a subscription price of Ch$82     per Enel Chile share or Ch$4,100 per Enel Chile ADS (the “Share/ADS Subscription Condition”).

ii)	Capital increase

Enel Chile undertook a capital increase (the “Capital increase”) in order to have sufficient Enel Chile ordinary shares to provide to the shareholder and ADS holders of Enel Generación Chile to meet the Share/ADS Subscription Condition.

With respect to the capital increase, according to Chilean legislation, Enel Chile made a preferential share subscription offer, where shareholders or third parties that exercised their subscription rights could grant the corresponding share subscription contracts in the apportionment process and proceed to pay Ch$82 per share corresponding to the shares subscribed by them.

iii)	Merger

Once the tender offer was declared successful, EGPL merged with Enel Chile (the “Merger”). Consequently, the renewable assets owned by EGPL were integrated within Enel Chile.

At the Enel Chile Extraordinary Shareholders’ Meeting held on December 20, 2017, the Reorganization was approved, subject to fulfillment of the conditions established for the tender offer, capital increase and merger. The Meeting also approved Enel Chile's capital increase in the amount of Ch$1,891,727,278,668,  through the issuance of 23,069,844,862 new shares, all of a single series and with no par value, according to the price and other conditions approved by the Shareholders.

Finally, on March 25, 2018, modifications were also approved and made to Enel Chile articles by-laws to reflect the agreements on the Merger, Capital Increase, and expansion of the corporate purpose of Enel Chile, among other provisions. The tender offer occurred between February 16 and March 22, 2018, and the preferential shares related to the capital increase were subscribed between February 15 and March 16, 2018. The Reorganization of Renewable Assets (including the Merger), was finalized and was effective from April 2, 2018, thus increasing Enel Chile’s interest in Enel Generación Chile from 59.98% to 93.55% and completing the merger of Enel Chile and EGPL. As of that date, Enel S.p.A. increased its total interest in Enel Chile to 61.93%.

This merger was accounted for in accordance with the accounting criteria established in Note 2.7.5 and generated a charge to Other miscellaneous reserves under Enel Chile's equity, in the amount of ThCh$407,354,462 (see Note 27.5.c.v.).

Carrying amount of EGPL assets and liabilities at the date of merger:

Identifiable net assets acquired	ThCh$
Cash and cash equivalents	12,173,982
Other current financial assets	8,460
Other current non-financial assets	3,832,583
Trade and other receivables, current	27,414,273
Current receivables to related parties	73,749,131
Inventories	2,851,171
Current tax assets	2,750,250
Other non-current financial assets	5,685,422
Other non-current non-financial assets	262,878
Trade and other receivables, non-current	43,829,961
Intangible assets other than goodwill	41,786,159
Goodwill	6,652,935
Property, plant and equipment	1,365,850,084
Deferred tax assets	21,246,605
Other current financial liabilities	(62,444,763)
Trade and other current payables, current	(49,109,886)
Current payables to related parties	(33,381,911)
Current tax liabilities	(347,483)
Other non-current financial liabilities	(259,856,654)
Non-current accounts payable to related parties	(396,081,972)
Other non-current provision	(9,169,918)
Deferred tax liabilities	(58,067,689)
Provisions for non-current employee benefits	(603,109)
Net identifiable assets acquired	739,030,509